Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Small Cap Index Fund Institutional 3 Class | iShares Core SP SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Institutional 3 Class | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund Institutional 3 Class | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 3 Class | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 3 Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 3 Class | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 3 Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 3 Class | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 3 Class | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Institutional 3 Class | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Small Cap Index Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Small Cap Index Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Small Cap Index Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Small Cap Index Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Small Cap Index Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Index Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Small Cap Index Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Index Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Index Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Index Fund Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia Small Cap Index Fund Institutional 3 Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund Institutional 2 Class | iShares Core SP SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Institutional 2 Class | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund Institutional 2 Class | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 2 Class | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 2 Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 2 Class | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 2 Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 2 Class | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional 2 Class | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Institutional 2 Class | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Small Cap Index Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Small Cap Index Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Small Cap Index Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Small Cap Index Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Small Cap Index Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Index Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Small Cap Index Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Index Fund Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Index Fund Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Index Fund Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia Small Cap Index Fund Institutional 2 Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund Institutional Class | iShares Core SP SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Institutional Class | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund Institutional Class | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional Class | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional Class | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional Class | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Institutional Class | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Institutional Class | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Small Cap Index Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Small Cap Index Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Small Cap Index Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Small Cap Index Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Small Cap Index Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Index Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Small Cap Index Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Index Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Index Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Index Fund Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia Small Cap Index Fund Institutional Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund Class A | iShares Core SP SmallCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Class A | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Small Cap Index Fund Class A | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Class A | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Class A | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Class A | Comerica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Class A | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Class A | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Small Cap Index Fund Class A | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Class A | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Small Cap Index Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Columbia Small Cap Index Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Small Cap Index Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Small Cap Index Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Small Cap Index Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Small Cap Index Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Small Cap Index Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Small Cap Index Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Small Cap Index Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Small Cap Index Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Small Cap Index Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Small Cap Index Fund Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia Small Cap Index Fund Class A | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Small Cap Index Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%